Financial Assets and Financial Liabilities	6 Months Ended
Jun. 30, 2023
Financial Assets and Financial Liabilities
Financial assets and financial liabilities
6.	Financial assets and financial liabilities

Set out below is an overview of financial assets and liabilities, other than cash and cash equivalents, held by the Group as of June 30, 2023 and December 31, 2022:

	As of June 30, 2023 (unaudited)	As of December 31, 2022
	(in €)
Financial assets at amortized cost
Non-current financial assets	18,951,267	2,900,902
Financial assets from government grants	5,193,245	732,971
Other current financial assets	77,601,286	64,791,088
Financial liabilities at amortized cost
Liabilities from government grants	801,632	6,209,266
Trade and other payables	5,200,809	4,987,538

As of June 30, 2023, the fair value of current and non-current financial assets (primarily quoted debt securities) amounted to €100.7 million (Level 1). The Group’s debt instruments at amortized cost consist solely of quoted securities that are graded highly by credit rating agencies such as S&P Global and, therefore, are considered low credit risk investments.

As of June 30, 2023, liabilities from government grants amounted to €0.8 million. Liabilities from government grants partly comprise funds received for advance payments to third parties. If goods or services from such third parties have not been received, corresponding amounts are not recognized as other income. The Company’s right to retain these funds is contingent on meeting all grant conditions.